Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 16,610	$ 55,815
Trade receivables	387,266	339,405
Prepaids and other assets	20,178	21,530
Financial derivatives	25,573	23,274
Total current assets	449,627	440,024
Non-current assets
Exploration and evaluation assets	124,355	90,919
Oil and gas properties	6,921,168	6,619,033
Other plant and equipment	8,025	7,936
Lease assets	22,068	28,145
Prepaids and other assets	56,290	61,729
Deferred income tax asset	178,212	213,145
Total assets	7,759,745	7,460,931
Current liabilities
Trade payables	512,473	477,295
Share-based compensation liability	18,806	28,508
Dividends payable	17,598	18,381
Lease obligations	9,193	13,391
Asset retirement obligations	15,656	20,448
Total current liabilities	573,726	558,023
Non-current liabilities
Other long-term liabilities	20,887	19,147
Share-based compensation liability	5,926	7,224
Financial derivatives	1,645	0
Credit facilities	324,346	848,749
Long-term notes	1,932,890	1,562,361
Lease obligations	15,459	16,056
Asset retirement obligations	625,295	602,951
Deferred income tax liability	88,561	21,333
Total liabilities	3,588,735	3,635,844
SHAREHOLDERS’ EQUITY
Shareholders' capital	6,137,479	6,527,289
Contributed surplus	361,854	193,077
Accumulated other comprehensive income	1,093,261	690,917
Deficit	(3,421,584)	(3,586,196)
Total shareholders' equity	4,171,010	3,825,087
Total liabilities and shareholders' equity	$ 7,759,745	$ 7,460,931